RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Balances with Golar Power and Affiliates (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 3,353	$ 2,000
Golar Power
Related Party Transaction [Line Items]
Amount due from (to) related party	(4,442)
Golar Power | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	$ (4,442)